Prepayments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Prepayments

8.	Prepayments

	As of	As of
	December 31, 2024	December 31, 2023
Prepayment for purchases	$138,334	$43,481
Prepaid sales tax	88,546	42,629
Prepaid cash incentive	46,006	115,420
Other prepayments	246,931	52,238
	$519,817	$253,768